8. Accounts Receivable	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable

8.	Accounts Receivable

Accounts receivable, current and noncurrent, mainly represent amounts due from customers for: 1) sales of Solar PV projects; 2) supply of electricity with PPAs; 3) sales of solar PV components; and 4) sales of pre-development solar projects.

The allowance for doubtful accounts is provided against gross accounts receivable balances based on the Group’s best estimate of the amount of probable credit losses in the Group’s accounts receivable. The Group regularly monitors and assesses the risk of not collecting amounts owed by customers. The Group does not have any off-balance-sheet credit exposure related to its customers.

Accounts receivable, current, as at December 31, 2018 and 2017 primarily consists of receivables arose from trading and sales of solar PV components as well as sales of pre-development solar projects. The accounts receivable as of December 31, 2018 and 2017 consisted of the following:

	December 31,	December 31,
	2018	2017
Current accounts receivable:
Accounts receivable	$28,410	$13,471
Less: Allowance for doubtful accounts	(633)	(1,520)
	27,777	11,951
Noncurrent accounts receivable
Accounts receivable, noncurrent	–	7,100
Total accounts receivable, net	$27,777	$19,051

The movements of allowance for doubtful accounts are as follows:

	2018	2017	2016
Balance as at January 1	$1,520	$1,592	$211
Addition	202	1,536	1,151
Written off	–	(1,526)	–
Reversal	(1,002)	(152)	–
Foreign currency translation difference	(87)	70	230
Balance as at December 31	$633	$1,520	$1,592

As of December 31, 2018, and 2017, allowance for doubtful debts of $524 and $1,412 had been accrued for certain gross receivable balances of $9,235 and $12,827, respectively, which arose from the Group’s trading revenue from sales of PV related components. Also, allowance for doubtful debts of $109 and $108 had been accrued for certain gross receivable balances (current and noncurrent) of $19,175 and $7,744, respectively, which arose from other types of revenues. The allowance is determined on the basis of their expected recoverable amount of these receivables.

Solar Juice, entered into debtor finance agreements with Scottish Pacific (BFS) Pty Ltd. (“Scottish Pacific”), whereby Scottish Pacific provided Solar Juice invoice discounting facility (see Note 19 Short-term Borrowings and Long-term Borrowings). As of December 31, 2018, all the outstanding Accounts receivable of Solar Juice was pledged to Scottish Pacific for a total gross amount of $8,345.